CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash Flows From Operating Activities
Net income	$ 4,512	$ 3,639
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	195	108
Provision for real estate owned	196	164
Depreciation and amortization, net	1,075	907
Deferred loan fees, net	(51)	33
Deferred income tax expense (benefit)	1,923	(362)
Loss on sale of real estate owned	6	11
Change in loan servicing asset	(27)
Gain on sales of securities	(149)	(234)
Mortgage loans originated for sale	(4,669)
Mortgage loans sold	4,978
Gain on sales of mortgage loans	145
Increase in cash surrender value of bank owned life insurance	(286)	(307)
Gain on portfolio loan sales	(256)
ESOP compensation expense	475	382
Stock based compensation expense	278	248
Net change in operating assets and liabilities:
Accrued interest receivable	49	70
Accrued interest payable	10	(2)
Other	(2,372)	(193)
Net cash provided by operating activities	6,032	4,464
Cash Flows From Investing Activities
Net cash received from acquisition of Stephens Federal	24,079
Purchases of premises and equipment	(435)	(152)
Purchases of securities held-to-maturity		(3,486)
Purchases of securities available-for-sale	(38,274)	(37,924)
Proceeds from maturities, paydowns and calls of securities available-for-sale	21,027	13,981
Proceeds from sales of securities available-for-sale	11,174	18,721
Redemptions of restricted equity securities	$ 27	124
Proceeds from sale of securities held-to-maturity		2,270
Proceeds from sale of real estate owned	$ 2,568	196
Loan originations and repayments, net	16,517	(8,977)
Net cash provided by (used in) investing activities	36,683	(15,247)
Cash Flows from Financing Activities
Net change in deposits	(26,136)	(11,407)
Dividends paid	(2,242)	(2,236)
Purchase of treasury stock	(35)	(1,626)
Net cash used in financing activities	(28,413)	(15,269)
Change in cash and cash equivalents	14,302	(26,052)
Cash and cash equivalents, beginning of year	11,890	37,942
Cash and cash equivalents, end of year	$ 26,192	$ 11,890